Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Future Minimum Lease Payments Receivable Under Long-Term Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases as of December 31, 2015:

Year ending December 31:
2016	$293,429
2017	210,752
2018	148,712
2019	93,523
2020 and thereafter	96,360

Total future minimum lease payments receivable	$842,776

Estimated Useful Lives of Containers

The Company estimates the useful lives of its containers to be as follows:

Container type	Estimated useful life (years)
Non-refrigerated containers other than open top and flat rack containers	13
Refrigerated containers	12
Tanks	20
Open top and flat rack containers	14

Net Gains on Sales of Containers

During the years ended December 31, 2015, 2014 and 2013, the Company recorded the following net gains on sales of containers, included in gains on sale of containers, net in the consolidated statements of comprehensive income:

	2015		2014		2013
	Units	Amount	Units	Amount	Units	Amount
Gains on sale of previously written down containers, net	65,786	$2,336	30,686	$3,657	9,431	$2,954
Gains on sale of containers not written down, net	45,777	1,118	66,877	9,812	64,553	24,386

Gains on sales of containers, net	111,563	$3,454	97,563	$13,469	73,984	$27,340

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings

 Except for the countries outside of the U.S. noted in the table below, customers in no other single country made up greater than 10% of the Company’s total fleet container lease billings during 2015, 2014 and 2013.

Country	2015	2014	2013
People’s Republic of China	15.9%	16.5%	22.8%
France	12.2%	11.8%	12.1%
Korea	11.6%	11.5%	10.0%
Switzerland	11.5%	10.8%	10.2%
Taiwan	11.1%	10.1%	n/a
Singapore	11.0%	10.6%	n/a

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS

A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2015, 2014 and 2013 is presented as follows:

Share amounts in thousands	2015	2014	2013
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders	$106,887	$189,362	$182,809
Denominator:
Weighted average common shares outstanding—basic	56,953	56,719	56,317
Dilutive share options and restricted share units	140	360	545

Weighted average common shares outstanding—diluted	$57,093	$57,079	$56,862

Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$1.88	$3.34	$3.25
Diluted	$1.87	$3.32	$3.21

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2015
Assets
Interest rate swaps, collars and caps	$—	$814	$—

Total	$—	$814	$—

Liabilities
Interest rate swaps, collars and caps	$—	$3,412	$—

Total	$—	$3,412	$—

December 31, 2014
Assets
Interest rate swaps, collars and caps	$—	$1,568	$—

Total	$—	$1,568	$—

Liabilities
Interest rate swaps, collars and caps	$—	$2,219	$—

Total	$—	$2,219	$—

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2015 and 2014:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2015 and 2014
	(Level 1)	(Level 2)	(Level 3)	Total Impairments(2)
December 31, 2015
Assets
Containers held for sale(1)	$—	$32,153	$—	$32,680

Total	$—	$32,153	$—	$32,680

December 31, 2014
Assets
Containers held for sale(1)	$—	$10,606	$—	$11,457

Total	$—	$10,606	$—	$11,457

(1)	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.
(2)	Included in container impairment in the accompanying consolidated statements of income.